Schedule of Investments (unaudited)
June 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.1%
Amotiv Ltd.(a)	7,452	$39,297
Arena REIT	20,754	50,708
AUB Group Ltd.	5,688	133,105
Aussie Broadband Ltd.(a)	13,077	33,732
Bega Cheese Ltd.	15,930	57,258
BWP Trust	27,738	64,347
Champion Iron Ltd.	24,966	68,783
Charter Hall Long Wale REIT	34,506	92,805
Charter Hall Retail REIT	25,686	64,934
Charter Hall Social Infrastructure REIT	17,955	34,175
Clinuvel Pharmaceuticals Ltd.	2,349	16,048
Credit Corp. Group Ltd.	3,024	26,895
Dexus Industria REIT	11,205	20,039
Genesis Minerals Ltd.(b)	58,536	168,285
Gold Road Resources Ltd.	57,942	125,873
HealthCo REIT	25,785	12,496
HomeCo Daily Needs REIT	93,834	77,584
Imdex Ltd.	27,711	49,613
Ingenia Communities Group	19,530	70,378
Judo Capital Holdings Ltd.(b)	29,016	29,896
Karoon Energy Ltd.	39,204	49,473
Monadelphous Group Ltd.	5,103	58,966
National Storage REIT	72,756	110,246
nib holdings Ltd.	25,947	120,777
Nine Entertainment Co. Holdings Ltd.	72,558	77,589
NRW Holdings Ltd.	23,661	46,573
Nufarm Ltd./Australia(b)	20,961	34,014
Perenti Ltd.	49,752	53,145
Perseus Mining Ltd.	73,413	166,735
Ramelius Resources Ltd.	61,398	103,387
Regis Healthcare Ltd.	7,389	38,107
Regis Resources Ltd.(b)	37,197	109,176
Sandfire Resources Ltd.(b)	24,462	181,734
Select Harvests Ltd.(b)	7,533	20,373
Service Stream Ltd.	30,915	40,325
SmartGroup Corp. Ltd.	4,536	22,014
Ventia Services Group Pty. Ltd.	42,993	146,633
Waypoint REIT Ltd.	36,855	59,711
		2,675,229
Austria — 1.1%
EVN AG	1,944	53,676
UNIQA Insurance Group AG	5,859	79,469
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,016	103,816
voestalpine AG	6,048	170,547
		407,508
Belgium — 0.8%
Bekaert SA	1,818	75,215
Colruyt Group NV	1,395	60,368
Deme Group NV	360	54,795
Galapagos NV(b)	2,610	73,061
Ontex Group NV(b)	3,438	27,583
		291,022
Canada — 20.8%
AltaGas Ltd.	15,624	453,546
ARC Resources Ltd.	31,509	664,310
B2Gold Corp.	69,912	252,592
Baytex Energy Corp.	36,522	65,441
Boardwalk Real Estate Investment Trust	2,178	111,943
Brookfield Renewable Corp.	7,362	241,282
Canadian Apartment Properties REIT	8,739	285,000
Security	Shares	Value
Canada (continued)
Canadian Tire Corp. Ltd., Class A, NVS	2,754	$374,932
Capital Power Corp.	7,389	297,351
Centerra Gold Inc.	11,295	81,369
Dream Industrial REIT	14,832	128,415
Eldorado Gold Corp.(b)	10,845	220,763
Finning International Inc.	7,371	315,138
Granite Real Estate Investment Trust	3,357	170,543
H&R Real Estate Investment Trust	13,725	107,643
iA Financial Corp. Inc.	5,022	550,567
IGM Financial Inc.	4,311	136,192
Kinross Gold Corp.	65,412	1,022,190
Linamar Corp.(a)	2,187	104,070
Lundin Mining Corp.	35,235	370,527
MEG Energy Corp.	13,896	262,562
Onex Corp.	3,186	262,273
Paramount Resources Ltd., Class A	4,356	69,319
Parex Resources Inc.(a)	5,247	53,597
Russel Metals Inc.	3,168	102,013
Saputo Inc.	13,050	267,085
Transcontinental Inc., Class A	3,771	57,905
West Fraser Timber Co. Ltd.(a)	3,924	287,755
Westshore Terminals Investment Corp.	1,710	33,139
Whitecap Resources Inc.	65,496	440,087
Winpak Ltd.	1,557	51,041
		7,840,590
Denmark — 2.0%
D/S Norden A/S	1,080	34,280
ISS A/S	7,767	216,783
NKT A/S(b)	2,862	232,205
Schouw & Co. A/S	648	61,658
Sydbank A/S	2,763	204,941
		749,867
Finland — 2.5%
Hiab OYJ, Class B	2,034	123,143
Huhtamaki OYJ	4,923	175,895
Kemira OYJ	6,129	142,132
Konecranes OYJ	3,798	301,796
Mandatum OYJ	25,119	164,362
Metsa Board OYJ, Class B	7,416	27,511
		934,839
France — 2.0%
Alten SA	1,566	137,713
Carmila SA	3,096	60,891
Derichebourg SA	4,959	33,701
Etablissements Maurel et Prom SA	3,096	17,537
Imerys SA	1,692	55,691
IPSOS SA	2,025	108,769
Metropole Television SA	3,420	52,934
Television Francaise 1 SA	4,914	51,049
Vallourec SACA	9,045	166,846
Vicat SACA	837	57,991
X-Fab Silicon Foundries SE(a)(b)(c)	2,817	22,332
		765,454
Germany — 1.9%
1&1 AG	2,025	44,499
Aurubis AG	1,620	168,706
Duerr AG	2,700	72,026
flatexDEGIRO AG	4,716	133,543
Hornbach Holding AG & Co. KGaA	528	66,027
Indus Holding AG	1,152	30,979
Jenoptik AG	2,691	62,118

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Stabilus SE	1,341	$43,763
Suedzucker AG	3,141	41,313
Wacker Neuson SE	1,566	44,915
		707,889
Hong Kong — 0.1%
Luk Fook Holdings International Ltd.	18,000	45,982
Ireland — 0.2%
Dalata Hotel Group PLC	8,667	65,850
Israel — 1.6%
Clal Insurance Enterprises Holdings Ltd.	3,582	158,449
Delta Galil Ltd.	567	30,099
FIBI Holdings Ltd.	936	69,792
Formula Systems 1985 Ltd.	504	64,255
IDI Insurance Co. Ltd.	432	28,227
Isracard Ltd.	10,611	54,687
Kenon Holdings Ltd.	1,107	45,745
Migdal Insurance & Financial Holdings Ltd.	25,281	69,667
Oil Refineries Ltd.	125,730	33,936
Partner Communications Co. Ltd.	7,398	56,182
		611,039
Italy — 3.4%
Anima Holding SpA(c)	1,647	11,769
Azimut Holding SpA	5,751	184,500
Banca Generali SpA	2,871	159,514
Banca Popolare di Sondrio SpA	19,359	268,840
Cementir Holding NV	2,367	41,365
Credito Emiliano SpA	3,807	56,180
Danieli & C Officine Meccaniche SpA	549	21,578
De' Longhi SpA	3,717	124,787
El.En. SpA	2,340	30,679
GVS SpA(b)(c)	3,987	23,614
Maire SpA	8,523	112,310
RAI Way SpA(c)	4,842	34,678
SOL SpA	1,926	109,126
Webuild SpA	25,416	107,755
		1,286,695
Japan — 21.7%
77 Bank Ltd. (The)	3,600	122,856
Adastria Co. Ltd.	1,200	24,812
ADEKA Corp.	5,400	103,251
Aeon Hokkaido Corp.	2,700	16,656
Ai Holdings Corp.	1,800	29,288
Aichi Financial Group Inc., NVS	2,700	47,469
Aichi Steel Corp.	2,500	37,041
Aida Engineering Ltd.(a)	2,700	17,021
Ain Holdings Inc.	1,800	67,910
Aisan Industry Co. Ltd.	1,800	20,971
Alconix Corp.	900	11,585
Alpen Co. Ltd.	900	14,817
AOKI Holdings Inc.	1,800	20,847
Arata Corp.	1,800	37,871
Arcs Co. Ltd.	2,700	55,939
Arisawa Manufacturing Co. Ltd.	1,200	12,245
Asahi Diamond Industrial Co. Ltd.	2,700	13,400
Asahi Yukizai Corp.	500	13,995
Autobacs Seven Co. Ltd.	3,600	35,850
Bank of Nagoya Ltd. (The)	900	49,382
Belc Co. Ltd.	400	20,600
Bell System24 Holdings Inc.	1,800	16,046
BML Inc.	900	20,661
Security	Shares	Value
Japan (continued)
Bunka Shutter Co. Ltd.	2,700	$44,197
Canon Electronics Inc.	900	15,914
Cawachi Ltd.	900	17,235
Central Glass Co. Ltd.	900	18,546
Chiyoda Co. Ltd.	900	7,445
Chugoku Marine Paints Ltd.	1,800	33,781
CMK Corp.	3,600	8,298
Daiichikosho Co. Ltd.	4,500	50,656
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	900	19,647
Daishi Hokuetsu Financial Group Inc.	4,500	103,912
Digital Holdings Inc.	900	7,570
Doutor Nichires Holdings Co. Ltd.	1,100	20,032
DyDo Group Holdings Inc.	900	16,622
Eagle Industry Co. Ltd.	900	11,983
EDION Corp.	4,500	65,872
Eizo Corp.	1,800	26,945
ESPEC Corp.	900	19,297
Exedy Corp.	1,800	51,490
FCC Co. Ltd.	1,800	34,854
Fuji Co. Ltd./Ehime	1,800	24,839
Fuji Seal International Inc.	2,700	52,171
Fujibo Holdings Inc.	400	16,436
Fukuyama Transporting Co. Ltd.	1,800	42,050
Furukawa Co. Ltd.	1,800	26,671
Fuso Chemical Co. Ltd.	900	24,122
Futaba Industrial Co. Ltd.	2,700	14,986
Glory Ltd.	2,700	62,944
Godo Steel Ltd.	300	7,803
G-Tekt Corp.	900	11,045
Gunze Ltd.	1,800	44,595
H.U. Group Holdings Inc.	2,700	59,680
H2O Retailing Corp.	5,400	70,820
Halows Co. Ltd.	900	30,131
Hamakyorex Co. Ltd.	3,600	33,852
Hanwa Co. Ltd.	1,800	67,806
Heiwado Co. Ltd.	1,800	35,343
Hokkoku Financial Holdings Inc.	900	30,201
Hokuhoku Financial Group Inc.	6,300	119,366
Hokuto Corp.	900	11,233
Hoshino Resorts REIT Inc.	36	60,252
Hosiden Corp.	2,700	41,404
Hosokawa Micron Corp.	900	30,980
Hyakugo Bank Ltd. (The)	11,700	55,976
Iino Kaiun Kaisha Ltd.	4,500	31,556
Inabata & Co. Ltd.	2,700	60,187
Iriso Electronics Co. Ltd.	900	17,821
Itochu Enex Co. Ltd.	2,700	32,336
J Trust Co. Ltd.	4,500	13,217
JAFCO Group Co. Ltd.	2,700	46,194
Japan Aviation Electronics Industry Ltd.	1,800	31,995
Japan Petroleum Exploration Co. Ltd.	7,200	50,657
Japan Pulp & Paper Co. Ltd.	4,500	19,339
Japan Wool Textile Co. Ltd. (The)	2,700	27,250
J-Oil Mills Inc.	900	12,246
Joshin Denki Co. Ltd.	900	14,822
Joyful Honda Co. Ltd.	2,700	39,099
JSP Corp.	900	11,767
Juroku Financial Group Inc.	1,800	60,427
Kaken Pharmaceutical Co. Ltd.	1,800	47,683
Kameda Seika Co. Ltd.	900	25,021
Kanadevia Corp.	9,000	60,810
Kanamoto Co. Ltd.	1,800	40,412

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kanematsu Corp.	4,500	$85,640
Kanto Denka Kogyo Co. Ltd.	2,700	15,739
Katakura Industries Co. Ltd.	900	14,416
Kato Sangyo Co. Ltd.	900	34,316
Kawada Technologies Inc.	900	24,112
KH Neochem Co. Ltd.	1,800	31,526
Kitz Corp.	3,600	29,555
Kiyo Bank Ltd. (The)	2,700	46,652
Koa Corp.	1,800	10,537
Koatsu Gas Kogyo Co. Ltd.	1,800	13,066
Kojima Co. Ltd.	900	7,703
Komeri Co. Ltd.	1,800	36,753
Konoike Transport Co. Ltd.	1,800	36,756
KPP Group Holdings Co. Ltd.	1,800	9,267
Krosaki Harima Corp.	900	20,745
Kurabo Industries Ltd.	900	46,613
Kureha Corp.	2,700	58,849
Kurimoto Ltd.	400	15,702
KYB Corp.	1,800	37,234
Kyoei Steel Ltd.	900	12,832
Leopalace21 Corp.	11,700	50,380
Life Corp.	1,800	27,608
Lintec Corp.	2,700	55,349
Makino Milling Machine Co. Ltd.	1,000	79,834
Mandom Corp.	1,800	17,569
Mars Group Holdings Corp.	900	18,018
MARUKA FURUSATO Corp.	900	14,471
Marusan Securities Co. Ltd.	2,700	16,704
Maruzen Showa Unyu Co. Ltd.	900	43,778
Matsuda Sangyo Co. Ltd.	500	11,485
Maxell Ltd.	2,700	35,573
Megachips Corp.	900	33,255
Mirait One Corp.	4,500	79,138
Mitsubishi Research Institute Inc.	100	3,178
Mitsuboshi Belting Ltd.	900	21,440
Mitsui DM Sugar Co. Ltd.	900	19,107
Mitsui-Soko Holdings Co. Ltd.	3,600	98,167
Morita Holdings Corp.	1,800	26,872
Musashino Bank Ltd. (The)	1,800	40,714
Nachi-Fujikoshi Corp.	900	19,292
Nakayama Steel Works Ltd.	900	3,883
Nanto Bank Ltd. (The)	1,800	51,215
Nichicon Corp.	3,600	29,608
Nichiha Corp.	1,800	37,102
Nihon Parkerizing Co. Ltd.	4,500	39,675
Nikkon Holdings Co. Ltd.	6,300	140,114
Nippn Corp., New	2,700	39,912
Nippon Ceramic Co. Ltd.	900	17,505
Nippon Densetsu Kogyo Co. Ltd.	1,800	32,017
Nippon Light Metal Holdings Co. Ltd.	2,700	30,481
Nippon Soda Co. Ltd.	2,700	56,850
Nippon Yakin Kogyo Co. Ltd.	600	16,540
Nishi-Nippon Financial Holdings Inc.	7,200	108,048
Nishio Holdings Co. Ltd.	900	25,076
Nissha Co. Ltd.	1,800	16,808
Nisshin Oillio Group Ltd. (The)	1,100	37,277
Nisshinbo Holdings Inc.	7,200	46,136
Nissui Corp.	14,400	87,503
Nittetsu Mining Co. Ltd.	500	25,762
Nitto Kogyo Corp.	900	19,436
Nojima Corp.	4,500	98,362
Noritz Corp.	1,800	23,069
Security	Shares	Value
Japan (continued)
North Pacific Bank Ltd.	14,400	$57,627
NPR-RIKEN Corp., NVS	900	14,648
NS United Kaiun Kaisha Ltd.	400	10,833
Oiles Corp.	900	12,886
Okasan Securities Group Inc.	9,900	46,108
Oki Electric Industry Co. Ltd.	4,500	50,185
Okura Industrial Co. Ltd.	200	5,977
Okuwa Co. Ltd.	1,800	11,854
Onward Holdings Co. Ltd.	5,400	22,258
Optex Group Co. Ltd.	1,800	21,749
Oriental Shiraishi Corp.	6,300	16,091
Osaka Organic Chemical Industry Ltd.	900	16,189
OSG Corp.	3,600	42,470
Oyo Corp.	900	18,817
Pacific Industrial Co. Ltd.	2,700	25,271
PILLAR Corp.	900	24,156
Pilot Corp.	1,800	50,917
Piolax Inc.	900	11,107
Press Kogyo Co. Ltd.	3,600	13,604
Prima Meat Packers Ltd.	1,800	28,305
Qol Holdings Co. Ltd.	900	11,564
Raito Kogyo Co. Ltd.	2,700	53,604
Retail Partners Co. Ltd.	1,800	17,642
Ryobi Ltd.	900	13,384
RYODEN Corp.	900	17,485
S Foods Inc.	900	16,345
Sakai Chemical Industry Co. Ltd.	900	16,624
Sakata INX Corp.	1,800	24,281
San-A Co. Ltd.(a)	1,800	36,887
San-Ai Obbli Co. Ltd.	2,700	33,972
San-In Godo Bank Ltd. (The)	8,100	66,912
Sanshin Electronics Co. Ltd.	900	14,759
Sanyo Denki Co. Ltd.	500	33,420
Sato Corp.	900	12,895
Seika Corp.	400	12,927
Seiko Group Corp.	1,800	54,614
Seiren Co. Ltd.	2,700	43,665
Sekisui Jushi Corp.	1,800	24,591
Senshu Ikeda Holdings Inc.	14,400	56,969
Shibaura Machine Co. Ltd.	900	19,844
Shiga Bank Ltd. (The)	1,800	72,204
Shikoku Kasei Holdings Corp.	1,800	24,444
Shin-Etsu Polymer Co. Ltd.	1,800	21,657
Shinmaywa Industries Ltd.	2,700	30,307
Shizuoka Gas Co. Ltd.	1,800	13,375
SKY Perfect JSAT Holdings Inc.	8,100	81,158
Sodick Co. Ltd.	1,800	12,332
Star Micronics Co. Ltd.	1,800	20,987
Starts Corp. Inc.	1,800	56,902
Starzen Co. Ltd.	2,700	20,644
Stella Chemifa Corp.	400	10,918
Sumida Corp.	1,800	12,079
Sumitomo Osaka Cement Co. Ltd.	1,800	47,149
Sumitomo Riko Co. Ltd.	1,800	20,811
Sumitomo Warehouse Co. Ltd. (The)	2,700	55,542
Suruga Bank Ltd.	7,200	67,003
T Hasegawa Co. Ltd.	900	18,357
Tachi-S Co. Ltd.	1,800	21,527
Tadano Ltd.	6,300	41,933
Taihei Dengyo Kaisha Ltd.	900	33,509
Takara Standard Co. Ltd.	2,700	45,506
Tamura Corp.	3,600	11,940

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toa Corp./Tokyo	3,600	$37,721
Toagosei Co. Ltd.	5,400	52,353
TOC Co. Ltd.	2,700	12,495
Toenec Corp.	1,800	15,239
Toho Bank Ltd. (The)	10,800	24,738
TOKAI Holdings Corp.	6,300	43,482
Tokai Rika Co. Ltd.	2,700	41,602
Tokuyama Corp.	3,600	75,227
Tokyo Kiraboshi Financial Group Inc.	1,100	46,316
Tokyo Steel Manufacturing Co. Ltd.	4,500	47,195
Tokyotokeiba Co. Ltd.	900	29,805
TPR Co. Ltd.	1,800	24,321
Transcosmos Inc.	900	21,856
Tsubakimoto Chain Co.	4,500	56,029
Tsugami Corp.	1,800	23,159
Tsukishima Holdings Co. Ltd.	1,800	26,573
Tv Tokyo Holdings Corp.	100	2,386
UACJ Corp.	1,800	65,850
Uchida Yoko Co. Ltd.	400	26,581
United Arrows Ltd.	1,800	26,695
United Super Markets Holdings Inc.	4,566	28,930
Valor Holdings Co. Ltd.	2,700	47,231
VT Holdings Co. Ltd.	4,500	14,723
Wakita & Co. Ltd.	1,800	21,079
Warabeya Nichiyo Holdings Co. Ltd.	900	15,069
Yahagi Construction Co. Ltd.	900	10,622
Yamabiko Corp.	1,800	26,448
Yamazen Corp.	3,600	31,263
Yellow Hat Ltd.	3,600	38,477
Yodogawa Steel Works Ltd.(a)	6,500	51,619
Yuasa Trading Co. Ltd.	900	28,102
Yurtec Corp.	1,800	26,442
ZERIA Pharmaceutical Co. Ltd.	1,800	26,042
		8,174,068
Netherlands — 1.4%
Brunel International NV(a)	1,026	10,833
Corbion NV	3,096	66,480
Eurocommercial Properties NV	2,196	69,448
Flow Traders Ltd.	1,782	57,907
Koninklijke BAM Groep NV	14,427	128,694
NSI NV	1,008	28,385
OCI NV	6,039	54,613
Van Lanschot Kempen NV	1,665	107,133
		523,493
New Zealand — 0.2%
Summerset Group Holdings Ltd.	12,456	85,391
Norway — 1.3%
Austevoll Seafood ASA	4,734	45,565
BW LPG Ltd.(c)	4,734	55,704
DNO ASA	45,207	57,613
Elkem ASA(c)	16,110	37,929
SpareBank 1 SMN	6,750	130,174
TGS ASA	10,494	89,538
Wallenius Wilhelmsen ASA	5,337	43,880
Wilh Wilhelmsen Holding ASA, Class A	675	29,098
		489,501
Poland — 1.5%
Asseco Poland SA	2,781	156,208
Bank Millennium SA(a)(b)	32,400	128,729
Enea SA(b)	13,797	74,876
Security	Shares	Value
Poland (continued)
Orange Polska SA	34,884	$88,460
Tauron Polska Energia SA(b)	50,841	118,722
		566,995
Portugal — 0.2%
Mota-Engil SGPS SA	4,599	20,835
Sonae SGPS SA	48,429	68,913
		89,748
Singapore — 1.0%
Digital Core REIT Management Pte. Ltd.	46,800	24,806
First Resources Ltd.	27,000	31,200
Frasers Centrepoint Trust(a)	61,232	109,972
Golden Agri-Resources Ltd.(a)	332,100	65,297
iFAST Corp. Ltd.(a)	9,000	46,718
Parkway Life REIT	23,400	75,519
UMS Integration Ltd.(a)	31,500	32,930
		386,442
Spain — 3.3%
Acerinox SA	10,638	135,821
Almirall SA	4,747	59,554
Atresmedia Corp. de Medios de Comunicacion SA	4,824	29,383
Construcciones y Auxiliar de Ferrocarriles SA	1,503	82,725
Ence Energia y Celulosa SA	6,885	23,561
Fluidra SA	4,833	121,167
Global Dominion Access SA(c)	5,490	20,285
Indra Sistemas SA(a)	3,996	173,372
Logista Integral SA	3,258	106,690
Neinor Homes SA(c)	1,368	26,771
Unicaja Banco SA(c)	80,928	191,146
Vidrala SA	1,269	147,459
Viscofan SA	2,030	144,399
		1,262,333
Sweden — 8.0%
AddLife AB, Class B	5,850	116,755
AFRY AB	4,932	82,562
Alleima AB	10,224	80,774
Arjo AB, Class B	11,124	39,909
Avanza Bank Holding AB	6,750	229,038
Betsson AB, Class B	6,201	131,294
Billerud Aktiebolag	11,745	121,689
Boozt AB(b)(c)	2,916	24,408
Bravida Holding AB(c)	10,809	108,920
Bufab AB	7,173	66,603
Bure Equity AB	2,943	88,792
Clas Ohlson AB, Class B	1,908	65,274
Electrolux AB, Class B(b)	11,097	78,917
Electrolux Professional AB, Class B	12,240	86,796
Granges AB	5,724	73,484
Hexpol AB	13,311	128,763
Hufvudstaden AB, Class A	5,562	72,700
Instalco AB	12,636	32,594
Kinnevik AB, Class B	13,014	115,314
Lindab International AB	3,699	76,813
Loomis AB, Class B	3,726	156,649
Modern Times Group MTG AB, Class B(b)	4,851	61,479
Mycronic AB	7,974	170,348
NCC AB, Class B	4,698	87,914
Nolato AB, Class B	8,280	50,673
Nordnet AB publ	8,748	237,787
Peab AB, Class B	8,829	72,285
Ratos AB, Class B	10,359	43,966
SkiStar AB	1,989	32,575

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Systemair AB	3,429	$31,814
Thule Group AB(c)	5,283	152,170
Vitec Software Group AB, Class B	1,980	100,115
		3,019,174
Switzerland — 5.9%
ALSO Holding AG, Registered	306	103,782
Arbonia AG(a)	2,781	18,640
Bossard Holding AG, Class A, Registered	297	65,494
Bucher Industries AG, Registered	351	174,457
Cembra Money Bank AG	1,557	195,861
dormakaba Holding AG	162	148,135
EFG International AG	5,103	94,576
Galenica AG(c)	2,583	282,666
Huber + Suhner AG, Registered	837	93,698
Implenia AG, Registered	810	56,760
OC Oerlikon Corp. AG Pfaffikon, Registered	10,071	46,920
St. Galler Kantonalbank AG, Class A, Registered	153	92,955
Sulzer AG, Registered	936	169,148
Swissquote Group Holding SA, Registered	567	322,249
u-blox Holding AG(b)	378	47,491
Valiant Holding AG, Registered	855	130,222
Vetropack Holding AG, Class A, Registered	657	26,484
Vontobel Holding AG, Registered	1,467	118,567
Zehnder Group AG, Registered	450	38,141
		2,226,246
United Kingdom — 10.5%
Aberdeen Group PLC	96,786	249,201
Ashmore Group PLC	24,066	51,699
Balfour Beatty PLC	27,234	195,398
Big Yellow Group PLC	9,945	138,251
Breedon Group PLC	14,922	79,063
Currys PLC(b)	56,628	94,657
Drax Group PLC	19,494	185,794
easyJet PLC	19,944	145,956
Frasers Group PLC(b)	5,445	50,863
Grafton Group PLC	9,495	133,137
Harbour Energy PLC	33,624	90,136
Hilton Food Group PLC	4,419	52,529
IG Group Holdings PLC	19,134	279,802
IntegraFin Holdings PLC	16,056	71,808
Ithaca Energy PLC	10,638	22,910
ITV PLC	180,180	204,124
Johnson Matthey PLC	9,009	214,812
Keller Group PLC	3,807	76,588
Lancashire Holdings Ltd.	13,122	103,568
Lion Finance Group PLC	1,863	181,461
Mitchells & Butlers PLC(b)	13,680	53,831
Security	Shares	Value
United Kingdom (continued)
Petershill Partners PLC(c)	13,383	$40,874
Picton Property Income Ltd.	28,845	31,834
Premier Foods PLC	34,776	95,184
Rathbones Group PLC	3,159	75,593
Serco Group PLC	55,242	153,172
Shaftesbury Capital PLC	79,137	169,451
Supermarket Income REIT PLC	67,536	78,705
TBC Bank Group PLC	2,817	179,479
TP ICAP Group PLC	40,626	152,111
Tritax Big Box REIT PLC	130,842	266,414
Zigup PLC	12,195	59,480
		3,977,885
Total Common Stocks — 98.5% (Cost: $32,798,290)		37,183,240
Preferred Stocks
Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	459	36,354
Total Preferred Stocks — 0.1% (Cost: $32,195)		36,354
Total Long-Term Investments — 98.6% (Cost: $32,830,485)		37,219,594
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	512,462	512,667
Total Short-Term Securities — 1.4% (Cost: $512,667)		512,667
Total Investments — 100.0% (Cost: $33,343,152)		37,732,261
Other Assets Less Liabilities — 0.0%		10,521
Net Assets — 100.0%		$37,742,782

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Developed Small Cap Value Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$635,607	$—	$(122,858)(a)	$(112)	$30	$512,667	512,462	$817 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	369	—
				$(112)	$30	$512,667		$1,186	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	5	09/11/25	$99	$2,155
Mini S&P/TSE 60 Index	3	09/18/25	176	2,276
STOXX Europe 600 Index	7	09/19/25	223	(1,048)
				$3,383
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,176,682	$28,006,558	$—	$37,183,240
Preferred Stocks	—	36,354	—	36,354

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® International Developed Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$512,667	$—	$—	$512,667
	$9,689,349	$28,042,912	$—	$37,732,261
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,276	$2,155	$—	$4,431
Liabilities
Equity Contracts	(1,048)	—	—	(1,048)
	$1,228	$2,155	$—	$3,383

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust